REVENUES (Details) - Mar. 31, 2015 - USD ($) $ in Thousands	Total
Deferred Revenue	$ 32,100
Food And Drug Administration [Member]
Sales Revenue, Goods, Gross	74,480
Sales Chargebacks	31,944
Sales Wholesaler distribution Fees	6,779
Sales Discounts, Goods	1,491
Sales Returns, Goods	2,098
Sales Revenue, Goods, Net	32,168
Deferred Sales Gross	35,797
Deferred Sales Chargebacks	0
Deferred Sales Wholesaler distribution Fees	2,946
Deferred Sales Cash discounts And Other	716
Deferred Sales fees And returns	0
Deferred Revenue	32,135
Deferred Sales Gross Reclassed Against Outstanding Accounts Receivable	(31,954)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Chargebacks	0
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Wholesaler distribution Fees	(2,659)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable Cash discounts And Other	(639)
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable fees And returns	0
Deferred Sales Net Reclassed Against Outstanding Accounts Receivable	(28,656)
Ending Deferred Sales Gross For Which Payment Has Been Collected	3,843
Ending Deferred Sales Gross For Which Payment Has Been Collected Chargebacks	0
Ending Deferred Sales Gross For Which Payment Has Been Collected Wholesaler distribution Fees	287
Ending Deferred Sales Gross For Which Payment Has Been Collected Cash discounts And Other	77
Ending Deferred Sales Gross For Which Payment Has Been Collected fees And returns	0
Ending Deferred Sales Net For Which Payment Has Been Collected	$ 3,479